Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Summary of the Company's Assets and Liabilities that are Measured at Fair Value on a Recurring Basis
The following tables summarizes the Company’s assets and liabilities that are measured at fair value on a recurring basis, by level, within the fair value hierarchy:

	As of June 30, 2023
	Level 1	Level 2	Level 3
Assets
Cash	$844,582	$—	$—
Cash equivalents:
Money market fund	—	—	—

Total Cash and cash equivalents	844,582	—	—
Restricted cash:
Money market fund	9,211,360	—	—
Other restricted cash	3,028,459	—	—

Total Restricted cash	12,239,819	—	—
Investments in marketable securities	—	12,572,950	—
Interest rate swap	—	1,338,801	—

Total assets	$13,084,401	$13,911,751	$—

Liabilities
Warrant liabilities – Public Warrants	$3,450,000	$—	$—
Warrant liabilities – Private Placement Warrants	—	1,880,000	—
Embedded derivative of Series A Preferred Stock	—	—	815,250

Total liabilities	$3,450,000	$1,880,000	$815,250

	As of December 31, 2022
	Level 1	Level 2	Level 3
Assets
Cash	$259,522	$—	$—
Cash equivalents:
Commercial paper	—	29,890,313	—
Money market fund	12,640	—	—

Total Cash and cash equivalents	272,162	29,890,313	—
Restricted cash:
Money market fund	9,284,362	—	—
Other restricted cash	3,012,789	—	—

Total Restricted cash	12,297,151	—	—
Investments in marketable securities	—	54,980,156	—
Interest rate swap	—	1,407,135	—

Total assets	$12,569,313	$86,277,604	$—

Liabilities
Freestanding derivative on Legacy Bridger Series C Preferred Shares	$—	$—	$2,186,283
Embedded derivative of Legacy Bridger Series C Preferred Shares	—	—	1,039,330

Total liabilities	$—	$—	$3,225,613

BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Summary of the Company's Assets and Liabilities that are Measured at Fair Value on a Recurring Basis
The following tables summarizes the Company’s assets and liabilities that are measured at fair value on a recurring basis, by level, within the fair value hierarchy:

	As of December 31, 2022
	Level 1	Level 2	Level 3
Assets
Cash	$259,522	$—	$—
Cash equivalents:
Commercial paper	—	29,890,313	—
Money market fund	12,640	—	—

Total Cash and cash equivalents	272,162	29,890,313	—
Restricted cash:
Money market fund	9,284,362	—	—
Other restricted cash	3,012,789	—	—

Total Restricted cash	12,297,151	—	—
Investments in marketable securities		54,980,156	—
Interest rate swap		1,407,135	—

Total assets	$12,569,313	$86,277,604	$—

Liabilities
Freestanding derivative on Series C Preferred Shares	$—	$—	$2,186,283
Embedded derivative of Series C Preferred shares	—	—	$1,039,330

Total liabilities	$—	$—	$3,225,613

	As of December 31, 2021
	Level 1	Level 2	Level 3
Assets
Cash and cash equivalents	$13,689,091	$—	$—
Restricted cash	3,572,041	—	—
Interest rate swap	—	25,482	—

Total assets	$17,261,132	$25,482	$—

Liabilities
Mandatorily redeemable Series B Preferred shares	$—	$66,412,637	$—

Total liabilities	$—	$66,412,637	$—